Summary of Significant Accounting Policies - Commission Liability Rollforward (Details) - Blade Urban Air Mobility [Member] - Commission Liability [Member ] - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Commission Liability [Roll Forward]
Fair Value Of Liability, Beginning Balance	$ 73	$ 527
Payments	(74)	(469)
Accretion	$ 1	15
Fair Value Of Liability, Ending Balance		$ 73